Inventories (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials	$ 79,776	$ 91,512
Work in process	84,930	167,337
Finished goods	1,095,869	967,327
Inventory, Gross	1,260,575	1,226,176
Less: reserve for obsolete inventory
Inventory, Net	$ 1,260,575	$ 1,226,176